UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [X];         Amendment Number:  1
This Amendment (Check only one):     [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Sector Gamma AS
Address:                Filipstad Brygge 2, P.O. Box 1994 Vika
                        Oslo, Norway 0125

Form 13F File Number:   28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012900

Signature, Place and Date of Signing:

/s/Arild Blikom               Oslo, Norway               August 15, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                              0

Form 13F Information Table Entry Total                         31

Form 13F Information Table Value Total:      $321,120 (thousands)

List of Other Included Managers:  None

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
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
Column 1                     Column 2     Column 3    Column 4                Column 5     Column 6   Column 7       Column 8
                                                                 Shares or
                             Title of                  Value     Principal    SH/   PUT/  Investment   Other      Voting Authority
Name of Issuer                Class        Cusip     (x$1,000)    Amount      PRN   CALL  Discretion  Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                COM       345838106     28,730     821,100     SH             SOLE       NONE    821,100
LILLY ELI & CO                 COM       532457108     25,150     586,107     SH             SOLE       NONE    586,107
BOSTON SCIENTIFIC CORP         COM       101137107     24,358   4,296,000     SH             SOLE       NONE  4,296,000
MERCK & CO INC NEW             COM       58933Y105     21,497     514,900     SH             SOLE       NONE    514,900
LIFE TECHNOLOGIES CORP         COM       53217V109     16,658     370,250     SH             SOLE       NONE    370,250
EXPRESS SCRIPTS INC            COM       302182100     15,850     283,900     SH             SOLE       NONE    283,900
WATSON PHARMACEUTICALS INC     COM       942683103     12,508     169,045     SH             SOLE       NONE    169,045
AMYLIN PHARMACEUTICALS INC     COM       032346108     11,906     421,753     SH             SOLE       NONE    421,753
RESMED INC                     COM       761152107     11,425     366,200     SH             SOLE       NONE    366,200
ST JUDE MED INC                COM       790849103     10,846     271,771     SH             SOLE       NONE    271,771
BRISTOL MYERS SQUIBB CO        COM       110122108     10,802     300,481     SH             SOLE       NONE    300,481
JOHNSON AND JOHNSON            COM       478160104     10,607     157,000     SH             SOLE       NONE    157,000
MEDTRONIC INC                  COM       585055106     10,469     270,320     SH             SOLE       NONE    270,320
AMERISOURCEBERGEN CORP         COM       03073E105     10,310     262,000     SH             SOLE       NONE    262,000
VERTEX PHARMACEUTICALS INC     COM       92532F100     10,010     179,000     SH             SOLE       NONE    179,000
CIGNA CORPORATION              COM       125509109      9,504     216,000     SH             SOLE       NONE    216,000
TENET HEALTHCARE CORP          COM       88033G100      8,463   1,615,100     SH             SOLE       NONE  1,615,100
ONYX PHARMACEUTICALS INC       COM       683399109      8,247     124,115     SH             SOLE       NONE    124,115
BAXTER INTL INC                COM       071813109      8,058     151,600     SH             SOLE       NONE    151,600
CUBIST PHARMACEUTICALS INC     COM       229678107      7,523     198,442     SH             SOLE       NONE    198,442
AUXILIUM PHARMACEUTICALS INC   COM       05334D107      6,903     256,700     SH             SOLE       NONE    256,700
COMMUNITY HEALTH SYSTEMS INC   COM       203668108      6,450     230,100     SH             SOLE       NONE    230,100
WALGREEN CO                    COM       931422109      4,437     150,000     SH             SOLE       NONE    150,000
OPTIMER PHARMACEUTICALS INC    COM       68401H104      3,492     225,000     SH             SOLE       NONE    225,000
MYLAN LABORATORIES INC         COM       628530107      2,842     133,000     SH             SOLE       NONE    133,000
QUEST DIAGNOSTICS INC          COM       74834L100      2,818      47,050     SH             SOLE       NONE     47,050
SPECTRUM PHARMACEUTICALS INC   COM       84763A108      2,412     155,000     SH             SOLE       NONE    155,000
DENDREON CORP                  COM       24823Q107      1,221     165,000     SH             SOLE       NONE    165,000
UNITED THERAPEUTICS CORP DEL   COM       91307C102        632      12,800     SH             SOLE       NONE     12,800
COVIDIEN PLC                   SHS       G2554F113      8,801     164,500     SH             SOLE       NONE    164,500
THERMO FISHER SCIENTIFIC INC   COM       883556102      8,191     157,790     SH             SOLE       NONE    157,790

                                                      321,120